ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of amortization of right-of-use assets

Years
Lease facilities	10
Motor vehicles	3 - 4

Schedule of property and equipment useful life

%
Leased systems	15
Laboratory equipment	15
Computers	33
Office furniture and equipment	3 — 15
Leasehold improvements	10 — 33